CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES
Net income (loss) for the period	R$ 10,487,899	R$ 7,281,440
Adjustment to
Depreciation, depletion and amortization	3,505,869	3,389,903
Depreciation of right of use	109,860	100,176
Sublease of ships	(11,314)	(20,735)
Interest expense on lease liabilities	210,597	212,540
Result from sale and disposal of property, plant and equipment and biological assets, net	(8,041)	(521,173)
Income (expense) from associates and joint ventures	(9,307)	(90,364)
Exchange rate and monetary variations, net	(3,170,689)	(1,689,192)
Interest expenses with financing, loans and debentures, net	1,851,948	1,493,570
Premium expenses with early settlements		33,719
Capitalized loan costs	(108,972)	(1,049)
Accrual of interest on marketable securities	(279,092)	(38,607)
Amortization of transaction costs	36,838	56,502
Result from derivative, net	(4,620,886)	(1,238,873)
Fair value adjustment of biological assets	(171,618)	(564,533)
Deferred income tax and social contribution	3,326,601	2,451,778
Interest on actuarial liabilities	29,616	27,925
Provision for judicial liabilities, net	63,001	33,525
Provision for allowance for doubtful accounts, net	2,088	4,156
Provision (reversal) for inventory losses, net	(9,519)	10,667
Provision for loss of ICMS credits, net	34,676	23,395
Tax credits	1,324	(315,431)
Other	6,177	11,002
Decrease (increase) in assets
Trade accounts receivables	464,246	(1,222,390)
Inventories	(744,261)	(452,852)
Recoverable taxes	(168,111)	12,185
Other assets	178,124	119,168
Increase (decrease) in liabilities
Trade accounts payables	997,290	451,708
Taxes payable	90,938	132,906
Payroll and charges	(67,050)	(47,799)
Other liabilities	(180,291)	(83,818)
Cash provided by operations	11,847,941	9,559,449
Payment of interest with financing, loans and debentures	(1,919,402)	(1,479,825)
Payment of premium with early settlements		(33,719)
Interest received from marketable securities	229,925	38,067
Payment of income taxes	(94,393)	(70,729)
Cash provided by operating activities	10,064,071	8,013,243
INVESTING ACTIVITIES
Additions to property, plant and equipment	(3,397,882)	(670,588)
Additions to intangible	(69,100)	(18,143)
Additions to biological assets	(2,135,997)	(1,611,674)
Proceeds from sale of property, plant and equipment	98,328	1,261,008
Capital increase in subsidiaries and affiliates	(26,863)	(50,818)
Marketable securities, net	(4,691,843)	(288,215)
Advances for acquisition of wood from operations with development	(174,490)	(232,157)
Dividends received	6,604	6,453
Asset acquisition, net of cash (note 1.2.4)	(1,699,869)
Acquisition of non-controlling interests		(6,482)
Cash used in investing activities	(12,091,112)	(1,610,616)
FINANCING ACTIVITIES
Proceeds from loans, financing and debentures	265,090	9,306,614
Receipt (payment) of derivative transactions	186,312	(1,434,288)
Payment of loans, financing and debentures	(853,625)	(11,732,552)
Payment of leases	(499,372)	(475,483)
Payment of dividends	(1,801,562)	(2,322)
Liabilities for assets acquisitions and associates	(109)	(1,520)
Share repurchase	(502,065)
Cash used in financing activities	(3,205,331)	(4,339,551)
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	(646,323)	(312,563)
Decrease in cash and cash equivalents, net	(5,878,695)	1,750,513
At the beginning for the period	13,590,776	6,835,057
At the end for the period	R$ 7,712,081	R$ 8,585,570